Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2010
Investments in Unconsolidated Affiliates [Abstract]
Investments in Unconsolidated Affiliates
16.	Investments in Unconsolidated Affiliates

The consolidated statements of financial condition include the following amounts for investments in unconsolidated affiliates (in thousands):

	December 31,
	2010	2009
Investments in joint ventures	$281	4,265
Investment in statutory business trusts	12,174	11,007

	$12,455	15,272

The consolidated statements of operations include the following amounts for equity (loss) earnings from unconsolidated affiliates (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Earnings from Bluegreen (1)	$—	32,672	13,696
Earnings (loss) from joint ventures	(2,045)	(396)	(152)
Earnings from statutory trusts	1,194	1,105	1,520

	$(851)	33,381	15,064

(1)	2009 earnings from Bluegreen are for the interim period from January 1, 2009 to November 15, 2009.

During the year ended December 31, 2007, BankAtlantic invested in a joint venture involved in the factoring of accounts receivable. While BankAtlantic owns 50% of the entity, the maximum exposure to BankAtlantic from this investment is $10 million and under prior accounting guidance BankAtlantic was not considered the primary beneficiary. Accordingly, the factoring joint venture was presented under the equity method of accounting as a variable interest entity for the years ended December 31, 2009 and 2008 in the Company’s consolidated financial statements. The factoring joint venture was consolidated in the Company’s consolidated financial statements for the year ended December 31, 2010 upon the implementation of new accounting guidance effective January 1, 2010. Based on the new accounting guidance, BankAtlantic is considered the primary beneficiary as it is deemed to have the power to direct the activities of the factoring joint venture and has the obligation to absorb the majority of the entity’s losses.

Investment in Bluegreen Corporation

As previously discussed, approximately 7.4 million additional shares of Bluegreen’s common stock were purchased on November 16, 2009, increasing our ownership in Bluegreen to 16.9 million shares, or 52%, of Bluegreen’s outstanding common stock. As a result of the purchase, the Company has a controlling interest in Bluegreen and, accordingly, has consolidated Bluegreen’s results since November 16, 2009 into the Company’s financial statements.

Prior to November 16, 2009, the investment in Bluegreen was accounted for using the equity method of accounting. The cost of the Bluegreen investment was adjusted to recognize the Company’s interest in Bluegreen’s earnings or losses. The difference between a) the Company’s ownership percentage in Bluegreen multiplied by its earnings and b) the amount of the Company’s equity in earnings of Bluegreen as reflected in the Company’s financial statements related to the amortization or accretion of purchase accounting made at the time of the initial acquisition of Bluegreen’s common stock and a basis difference due to impairment charges recorded on the investment in Bluegreen, as described below. Based on the results of the evaluations of the investment in Bluegreen, other-than-temporary impairment charges of approximately $31.2 million and $94.4 million were recorded during the years ended December 31, 2009 and 2008, respectively.

The following table shows the reconciliation of the Company’s pro rata share of Bluegreen’s net income to the Company’s share of total earnings from Bluegreen for the interim period from January 1, 2009 through November 15, 2009 (prior to our consolidation of Bluegreen in November 2009) and for year ended December 31 2008 (in thousands):

	2009	2008
Pro rata share of Bluegreen’s net loss	$3,715	(154)
Amortization of basis difference (a)	28,957	13,850

Total earnings from Bluegreen Corporation	$32,672	13,696

(a)	As a result of the impairment charges previously taken under the equity method prior to our consolidation of Bluegreen in November 2009, a basis difference was created between the investment in Bluegreen and the underlying assets and liabilities carried on the books of Bluegreen. Therefore, earnings from Bluegreen were adjusted each period to reflect the amortization of this basis difference. As such, a methodology was established to allocate the impairment loss to the relative estimates of the fair value of Bluegreen’s underlying assets based upon the position that the impairment loss was a reflection of the perceived value of these underlying assets. The appropriate amortization was calculated based on the estimated useful lives of the underlying assets and other relevant data associated with each asset category.

Statutory Business Trusts

During the fourth quarter of 2008, Woodbridge determined that the fair value of its investment in its unconsolidated trusts, which consists of its common interests in subordinated trust debt securities of approximately $406,000, was less than the carrying value of this investment of $2.6 million primarily due to the deterioration of the market for these instruments and overall economic conditions. Accordingly, it was determined that an impairment charge of approximately $2.2 million was required at December 31, 2008. See “Junior Subordinated Debentures” under Note 23 to these audited consolidated financial statements for additional information about the statutory business trusts which were formed for the purpose of issuing trust preferred securities and investing the proceeds thereof in junior subordinated debentures.